Basis of Presentation and General Information - Results of operation of Star Bulk and Eagle (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Voyage revenues	$ 1,265,458	$ 949,269	$ 1,437,156
Net income	304,654	$ 173,556	$ 565,999
Star Bulk [Member]
Voyage revenues	994,630
Operating income	332,856
Net income	274,756
Eagle [Member]
Voyage revenues	270,828
Operating income	50,140
Net income	$ 29,898